Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares Value
Common Stocks - 97 .4%
Automobile Components - 1 .7%
Aptiv plc* 2,400 $ 164,736
Biotechnology - 3 .9%
Argenx SE (ADR)* 350 234,616
Vertex Pharmaceuticals, Inc.* 314 143,457
378,073
Building Products - 2 .4%
Advanced Drainage Systems, Inc. 1,402 160,880
Carrier Global Corp. 1,076 73,835
234,715
Capital Markets - 2 .4%
Intercontinental Exchange, Inc. 546 100,917
S&P Global, Inc. 248 136,673
237,590
Commercial Services & Supplies - 1 .0%
Tetra Tech, Inc. 2,734 100,447
Construction & Engineering - 3 .8%
API Group Corp.* 5,104 184,101
Stantec, Inc. 1,769 193,796
377,897
Electrical Equipment - 4 .9%
Hubbell, Inc. - Class B 561 245,427
NEXTracker, Inc. - Class A* 1,101 64,144
nVent Electric plc 2,191 171,818
481,389
Electronic Equipment, Instruments & Components - 4 .9%
Keysight Technologies, Inc.* 1,445 236,850
TE Connectivity plc 1,201 247,106
483,956
Entertainment - 3 .9%
Spotify Technology SA* 607 380,310
Financial Services - 4 .8%
Mastercard, Inc. - Class A 648 367,073
Walker & Dunlop, Inc. 1,334 100,063
467,136
Food Products - 0 .7%
McCormick & Co., Inc. (Non-Voting) 955 67,452
Ground Transportation - 2 .8%
Uber Technologies, Inc.* 3,111 272,990
Health Care Equipment & Supplies - 1 .0%
Lantheus Holdings, Inc.* 1,420 101,090
Health Care Providers & Services - 3 .4%
McKesson Corp. 475 329,431
Independent Power and Renewable Electricity Producers - 1 .0%
Boralex, Inc. - Class A 4,222 95,766
Insurance - 8 .5%
Arthur J Gallagher & Co. 943 270,877
Marsh & McLennan Cos., Inc. 1,135 226,092
Progressive Corp. (The) 1,414 342,244
839,213
Life Sciences Tools & Services - 1 .3%
Bruker Corp. 1,304 50,113
Revvity, Inc. 884 77,703
127,816

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares Value
Common Stocks - (continued)
Machinery - 6 .0%
Westinghouse Air Brake Technologies Corp. 1,768 $ 339,544
Xylem, Inc. 1,738 251,350
590,894
Pharmaceuticals - 2 .0%
Eli Lilly & Co. 265 196,119
Semiconductors & Semiconductor Equipment - 16 .8%
Lam Research Corp. 1,315 124,715
Nova Ltd.* 255 66,961
NVIDIA Corp. 5,189 922,967
ON Semiconductor Corp.* 3,019 170,151
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 1,502 362,913
1,647,707
Software - 14 .7%
Autodesk, Inc.* 747 226,423
Cadence Design Systems, Inc.* 611 222,752
Fair Isaac Corp.* 32 45,975
Microsoft Corp. 1,778 948,563
1,443,713
Specialty Retail - 2 .1%
Home Depot, Inc. (The) 567 208,378
Trading Companies & Distributors - 2 .0%
Core & Main, Inc. - Class A* 3,122 198,684
Wireless Telecommunication Services - 1 .4%
T-Mobile US, Inc. 577 137,563
Total Common Stocks (cost 7,754,795) 9,563,065
Investment Companies - 2 .6%
Money Market Funds - 2 .6%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.1400%
∞
(cost $250,664) 250,664 250,664
Total Investments (total cost $ 8,005,459 ) - 100 .0% 9,813,729
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (1,241)
Net Assets - 100.0% $9,812,488
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,895,707 80 .5%
Ireland 411,842 4 .2
Sweden 380,310 3 .9
Taiwan 362,913 3 .7
Canada 289,562 2 .9
Netherlands 234,616 2 .4
United Kingdom 171,818 1 .7
Israel 66,961 0 .7
Total $9,813,729 100 .0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2025.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 9,563,065 $ — $ — $ 9,563,065
Investment Companies 250,664 — — 250,664
Total Assets $ 9,813,729 $ — $ — $ 9,813,729

Janus Henderson U.S. Sustainable Equity ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson U.S. Sustainable Equity ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to July 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
The Board of Trustees of Janus Detroit Street Trust approved a plan to liquidate and terminate Janus Henderson U.S.
Sustainable Equity ETF (the "Fund"), effective on or about October 14, 2025 (the "Liquidation Date"). After the close of business on or about October 9, 2025, the Fund will no accept creation orders. Trading in the Fund will be halted prior to market open on or about October 10, 2025. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about October 16, 2025. Termination of the Fund is expected to occur as soon as practicable following the
Liquidation Date.
125-35-70445 09-25